Identified Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Identified Intangible Assets and Liabilities [Abstract]
Identified Intangible Assets and Intangible Liabilities

9. Identified Intangible Assets and Liabilities

The following summarizes our identified intangible assets (primarily acquired above-market leases) and liabilities (primarily acquired below-market leases) as of December 31, 2014 and 2013.

	Balance as of December 31,
(Amounts in thousands)	2014	2013
Identified intangible assets:
Gross amount	$424,976	$505,203
Accumulated amortization	(199,821)	(252,121)
Net	$225,155	$253,082
Identified intangible liabilities (included in deferred revenue):
Gross amount	$657,976	$622,685
Accumulated amortization	(329,775)	(295,768)
Net	$328,201	$326,917

Amortization of acquired below-market leases, net of acquired above-market leases, resulted in an increase to rental income of $37,516,000, $41,970,000 and $39,815,000 for the years ended December 31, 2014, 2013 and 2012, respectively. Estimated annual amortization of acquired below-market leases, net of acquired above-market leases, for each of the five succeeding years commencing January 1, 2015 is as follows:

(Amounts in thousands)
2015	$49,550
2016	37,894
2017	35,069
2018	34,166
2019	23,928

Amortization of all other identified intangible assets (a component of depreciation and amortization expense) was $28,275,000, $61,915,000 and $46,160,000 for the years ended December 31, 2014, 2013 and 2012, respectively. Estimated annual amortization of all other identified intangible assets including acquired in-place leases, customer relationships, and third party contracts for each of the five succeeding years commencing January 1, 2015 is as follows:

(Amounts in thousands)
2015	$25,735
2016	20,122
2017	16,619
2018	12,417
2019	10,470

We are a tenant under ground leases at certain properties. Amortization of these acquired below-market leases, net of above-market leases, resulted in an increase to rent expense of $1,832,000 and $2,745,000 for the years ended December 31, 2014 and 2013 and a decrease to rent expense of $403,000 for the year ended December 31, 2012. Estimated annual amortization of these below-market leases, net of above-market leases, for each of the five succeeding years commencing January 1, 2015 is as follows:

(Amounts in thousands)
2015	$1,832
2016	1,832
2017	1,832
2018	1,832
2019	1,832